COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
23.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments
As of December 31, 2022, the Company had capital commitments contracted for but not incurred mainly for the construction and acquisition of property and equipment for Studio City, City of Dreams and Cyprus Operations totaling $78,497.

(b)	Other Commitments
Gaming Subconcession — Macau
On September 8, 2006, the Macau government granted a gaming subconcession to Melco Resorts Macau to operate its gaming business in Macau which expired on June 26, 2022 and was extended to December 31, 2022. Pursuant to the gaming subconcession agreement, Melco Resorts Macau committed to pay the Macau government the following:

i)	A fixed annual premium of MOP30,000 (equivalent to $3,730).

ii)	A variable premium depending on the number and type of gaming tables and gaming machines that Melco Resorts Macau operates. The variable premium is calculated as follows:

•	MOP300 (equivalent to $37) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kinds of games or to certain players;

•	MOP150 (equivalent to $19) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kinds of games or to certain players; and

•	MOP1 (equivalent to $0.1) per year for each electrical or mechanical gaming machine, including the slot machine.

iii)	A special gaming tax of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.

iv)
A sum of up to
4% of the gross revenues of the gaming business operations to utilities designated by the Macau government (a portion of which must be used for promotion of tourism in Macau) on a monthly basis.

v)
Melco Resorts Macau was required to maintain a guarantee issued by a Macau bank in favor of the Macau government for a maximum amount of MOP300,000 (equivalent to $37,296) until the 180 th
day after the termination date of the gaming subconcession. This bank guarantee was not enforceable with effect from January 1, 2023 and was released in January 2023.

As a result of the bank guarantee issued by the bank to the Macau government as disclosed in Note 23(b)(v) above, a sum
 o
f 1.75
% per annum of the guarantee amount w
as
 payable by Melco Resorts Macau quarterly to the bank.
On September 20, 2022, Melco Resorts Macau provided a bank guarantee issued by a Macau bank in favor of the Macau government in an amount of MOP820,000 (equivalent to $101,942) to guarantee the satisfaction of any labor liabilities upon expiry of the subconcession and an aggregate sum of
0.9
% per annum of MOP410,000
(equivalent to $50,971) was payable by Melco Resorts Macau quarterly to the bank. This bank guarantee was not enforceable with effect from January 1, 2023 and was released in January 2023
.
Concession — Macau
Under the Concession awarded by the Macau government to Melco Resorts Macau on December 16, 2022, Melco Resorts Macau is obligated to pay the Macau government the following:

i)	A fixed annual premium of MOP30,000 (equivalent to $3,730).

ii)
A variable annual premium depending on the number and type of gaming tables (subject to a minimum of 500 tables) and electronic gaming machines (subject to a minimum of 1,000) that Melco Resorts Macau operates. The variable annual premium is calculated

a
s follows:

•	MOP300 (equivalent to $37) per year for each gaming table reserved exclusively to certain kinds of games or players;

•	MOP150 (equivalent to $19) per year for each gaming table not reserved exclusively to certain kinds of games or players; and

•	MOP1 (equivalent to $0.1) per year for each electronic gaming machine.

iii)
Under the terms of the Macau gaming law and the Concession, the gaming and gaming support areas and equipment and utensils have been transferred by the Macau government to Melco Resorts Macau for use in its operations during the Concession for a fee of MOP0.75 (equivalent to $0.1) per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession. The fee will increase to MOP2.5 (equivalent to $0.3) per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the Concession.

iv)	A special gaming tax of an amount equal to 35% of gross gaming revenue on a monthly basis.

v)
Contributions of 2% and 3% of gross gaming revenue to a public fund, and to urban development, touristic promotion and social security, respectively on a monthly basis. These contributions may be waived or reduced with respect to gross gaming revenue generated by foreign patrons under certain circumstances.

vi)
A special premium in the event the average gross gaming revenue of Melco Resorts Macau’s gaming tables does not reach the annual minimum of MOP7,000 (equivalent to $870) and the average gross gaming revenue of the electronic gaming machines does not reach the annual minimum of MOP300 (equivalent to $37). The amount of the special premium is equivalent to the difference between the amount of the special gaming tax paid by Melco Resorts Macau and the amount that would be paid under the annual minimum set average gross gaming revenue for gaming tables and electronic gaming machines.

vii)
Melco Resorts Macau must maintain a guarantee issued by a Macau bank in favor of the Macau government in the amount of MOP1,000,000 (equivalent to $124,319) until 180 days after the earlier of the expiration and termination of the Concession to guarantee its performance of certain of its legal and contractual obligations, including labor obligations
.

As a

result of the bank guarantee issued by the bank to the Macau government as disclosed in Note 23(b)(vii) above, a sum of
0.03% per annum of the guarantee amount
is
payable by Melco Resorts Macau yearly to the bank.
In addition, under the Concession, it requires i) the registered share capital and net asset value of Melco Resorts Macau cannot be less than MOP5,000,000 (equivalent to $621,597
); and ii) the managing director of Melco Resorts Macau must be a permanent resident of the Macau and must hold at least
15% of the registered share capital of Melco Resorts Macau. Melco Resorts Macau is compliant with these requirements.
Committed investment
In connection with the Concession, Melco Resorts Macau has undertaken to carry out investment in the overall amount of MOP11,823,700 (equivalent to $1,469,916). The investment plan include
s
gaming and non-gaming related projects in the expansion of foreign market patrons, conventions and exhibitions, entertainment shows, sports events, art and culture, health and well-being, thematic entertainment, gastronomy, community and maritime tourism and others. Out of the total investment amount referred to above, MOP10,008,000 (equivalent to $1,244,189) will be applied to non-gaming related projects, with the balance applied to gaming related projects.
Melco Resorts Macau has undertaken to carry out incremental additional non-gaming investment in the amount of approximately 20% of its initial non-gaming investment, or MOP2,003,000 (equivalent to $249,012), in the event the Macau government annual gross gaming revenue reaches MOP180,000,000 (equivalent to $22,377,500) (the “Incremental Investment Trigger”). This incremental investment amount is reduced to 16%, 12%, 8%, 4% of the initial non-gaming investment amount or ni
l, if the Incremental Investment Trigger occurs in year 6, year 7, year 8, year 9 or year 10 of the Concession, respectively.
Regular License — Philippines
Other commitments required by PAGCOR under the Regular License are as follows:

•	To secure a surety bond in favor of PAGCOR in the amount of PHP100,000 (equivalent to $1,782) to ensure prompt and punctual remittances/payments of all license fees.

•
License fees must be remitted on a monthly basis, in lieu of all taxes with reference to the income component of the gross gaming revenues: (a) 15% high roller tables; (b) 25%
non-high
roller tables; (c) 25% slot machines and electronic gaming machines; and (d) 15% junket operations. The license fees are inclusive of the 5% franchise tax under the terms of the PAGCOR charter. In October 2021, certain terms under the Regular License were amended to include the monthly minimum guarantee fee of PHP300 (equivalent to $5) on certain games under the 25%
non-high
roller tables effective on March 15, 2022. This monthly minimum guarantee fee was discontinued in June 2022, but was reinstated on March 2, 2023 after the new and amended terms have been agreed to and finalized by the Licensees and PAGCOR.

•
The Licensees are required to remit 2% of casino revenues generated from non-junket
operation tables to a foundation devoted to the restoration of Philippine cultural heritage, as selected by the Licensees and approved by PAGCOR.

•
PAGCOR may collect a 5% fee on
non-gaming
revenue received from food and beverage, retail and entertainment outlets. All revenues from hotel operations should not be subject to the 5% fee except for rental income received from retail concessionaires.

•
Grounds for revocation of the Regular License, among others, are as follows: (a) failure to comply with material provisions of this license; (b) failure to remit license fees within 30 days from receipt of notice of default; (c) the holder has become bankrupt or insolvent; and (d) if the debt-to-equity
ratio is more than 70:30. As of December 31, 2022 and 2021, MPHIL Holdings Group, as one of the Licensee parties, has complied with the required debt-to-equity
ratio under the definition as agreed with PAGCOR.

Cooperation Agreement — Philippines
Under the terms of the Cooperation Agreement, the Licensees are jointly and severally liable to PAGCOR under the Regular License and each Licensee (indemnifying Licensee) must indemnify the other Licensees for any losses suffered or incurred by that Licensee arising out of, or in connection with, any breach by the indemnifying Licensee of the Regular License. Also, each of the Philippine Parties and MPHIL Holdings Group agree to indemnify the non-breaching
party for any losses suffered or incurred as a result of a breach of any warranties.
Gaming License — Cyprus
On June 26, 2017, the Cyprus government granted a gaming license (the “Cyprus License”) to a subsidiary of ICR Cyprus (the “Cyprus Subsidiary”) to develop, operate and maintain an integrated casino resort in Limassol, Cyprus and up to four satellite casino premises in Cyprus for a term of 30 years, the first 15 years of which are exclusive. Pursuant to the Cyprus License agreement, the Cyprus Subsidiary has committed to pay the Cyprus government the following:

i)
Annual license fee for the temporary casino and integrated casino resort of Euros (“EUR”) 2,500 (equivalent to $2,676) per year for the first four years, and EUR5,000 (equivalent to $5,352) per year for the next four years. Upon the completion of the eight years and thereafter every four years during the term of the Cyprus License, the Cyprus government may review the annual license fee, with minimum of EUR5,000 (equivalent to $5,352) per year and any increase in the annual license fee may not exceed 20% of the annual license fee paid annually during the previous four-year period.

ii)	Aggregate annual license fee for three operating satellite casinos of EUR2,000 (equivalent to $2,141).

iii)	A casino tax of an amount equal to 15% of the gross gaming revenue on a monthly basis and the rate shall not be increased during the period of exclusivity for the Cyprus License.

iv)
If the Cyprus Subsidiary fails to open the integrated casino resort by the opening date, as defined in the Cyprus License as April 30, 2021 which was further extended to September 30, 2022 based on the approval of the Steering Committee and the Council of Ministers in Cyprus made in February 2021 (the “Opening Date”), the Cyprus Subsidiary shall pay to the Cyprus government the amount of EUR10 (equivalent to $11) for each day the integrated casino resort remains unopened past the Opening Date, up to a maximum of EUR1,000 (equivalent to $1,070). If the integrated casino resort does not open for 100 business days past the Opening Date, the Cyprus government may terminate the Cyprus License. In February 2023, the Company was informed that the Council of Ministers of the Cyprus government approved an extension of the deadline to open City of Dreams Mediterranean under the terms of the Cyprus License to June 30, 2023.

Studio City Land Concession — Macau
In accordance with the Studio City land concession and the further extension granted by the Macau government as announced by Studio City International in May 2022, the land on which Studio City is located must be fully developed by June 30, 2023.

(c)	Guarantees
Except
 as disclosed in Notes 13 and 23(b), the Company has made the following significant guarantees as of December 31, 2022:

•
Melco Resorts Macau issued a promissory note (“Livrança”) of MOP550,000 (equivalent to $68,376
) to a bank in respect of the bank guarantee issued to the Macau government under its gaming subconcession. This promissory note was not enforceable with effect from January 1, 2023 and was released in January 2023.

•
Melco Resorts Macau issued a promissory note (“Livrança”) of MOP820,000 (equivalent to $101,942) to a bank in respect of the bank guarantee issued on September 2
0
, 2022 to the Macau government
as disclosed in Note 23(b).

This promissory note was not enforceable with effect from January 1, 2023 and was released in January 2023
.

•	Melco entered into two deeds of guarantee with third parties amounting to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.

•
In October 2013, one of the Melco’s subsidiaries entered into a trade credit facility agreement for HK$200,000 (equivalent to $25,610) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility which matured on

August 31, 2021 was further extended to August 31, 2023, and is guaranteed by Studio City Company. As of December 31, 2022, approximately $640 of the Trade Credit Facility had been utilized.

•	Melco Resorts Leisure issued a corporate guarantee of PHP100,000 (equivalent to $1,782) to a bank in respect of a surety bond issued to PAGCOR as disclosed in Note 23(b) under Regular License.

(d)	Litigation
On December 7, 2021, the Independent Liquor and Gaming Authority in Australia (“ILGA”) commenced proceedings in the Supreme Court of New South Wales against Melco and six individual directors and/or officers of Melco, principally seeking a payment of
AUD3,676 (equivalent to $2,664) together with (i) the corresponding interest on such amount from August 3, 2020 to the date of judgment, and (ii) ILGA’s legal costs in the proceedings by ILGA allegedly associated with its seeking in its assessment of whether a major change was proposed or occurred as a result of Melco’s acquisition of shares in Crown in 2019. Based on the progress of such proceedings to date, the Company is currently unable to determine the range of reasonably possible losses, if any, and believes that the outcomes of such proceedings will have no material financial impact on the Company. No provision for disputed costs has been made in these consolidated financial statements.
As of December 31, 2022, the Company was a party to certain other legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcomes of such proceedings have been adequately provided for or have no material impacts on the Company’s consolidated financial statements as a whole.